Paradigm Select Fund
	Schedule of Investments
	September 30, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Communications Equipment, NEC
24,600	Lumentum Holdings Inc. *	$ 4,002,666	3.56%

Electrical Work
16,700	EMCOR Group Inc.	10,847,318	9.64%

Electromedical & Electrotherapeutic Apparatus
12,200	Integer Holdings Corporation *	1,260,626
10,200	Masimo Corporation *	1,505,010
		2,765,636	2.46%

Fire, Marine & Casualty Insurance
6,450	American Financial Group, Inc.	939,894	0.83%

General Industrial Machinery & Equipment
102,300	Zurn Elkay Water Solutions Corp.	4,811,169	4.27%

In Vitro & In Vivo Diagnostic Substances
62,390	QuidelOrtho Corporation *	1,837,386	1.63%

Industrial Organic Chemicals
27,100	Sensient Technologies Corporation	2,543,335	2.26%

Instruments For Measurement & Testing of Electricity & Electric Signals
33,650	Teradyne, Inc.	4,631,586	4.11%

Laboratory Analytical Instruments
25,000	Revvity, Inc.	2,191,250	1.95%

Measuring & Controlling Devices, NEC
12,000	Onto Innovation Inc. *	1,550,640	1.38%

Miscellaneous Manufacturing Industries
16,600	Hillenbrand, Inc.	448,864	0.40%

Motors & Generators
12,200	Regal Rexnord Corp.	1,749,968	1.55%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
40,000	Enovis Corporation *	1,213,600	1.08%

Printed Circuit Boards
13,400	Jabil, Inc.	2,910,078	2.58%

Retail - Catalog & Mail-Order Houses
10,000	Insight Enterprises, Inc. *	1,134,100	1.01%

Retail - Lumber & Other Building Materials Dealers
42,700	Builders FirstSource, Inc. *	5,177,375	4.60%

Retail - Radio, TV & Consumer Electronics Stores
41,900	Best Buy Co., Inc.	3,168,478	2.81%

Search, Detection, Navigation, Guidance, Aeronautical Systems
19,075	Garmin Ltd. (Switzerland)	4,696,647	4.17%

Semiconductors & Related Devices
80,175	Kulicke & Soffa Industries Inc. (Singapore)	3,258,312
69,400	Marvell Technology, Inc.	5,834,458
12,800	Qorvo, Inc. *	1,165,824
		10,258,594	9.12%

Services - Business Services, NEC
20,000	Concentrix Corporation	923,000	0.82%

Services - Help Supply Services
77,625	Kelly Services, Inc. - Class A	1,018,440
68,325	Kforce Inc.	2,048,383
		3,066,823	2.73%

Services - Medical Laboratories
59,400	Natera, Inc. *	9,561,618	8.49%

Services - Prepackaged Software
32,100	Progress Software Corporation *	1,410,153	1.25%

Services - Services, NEC
80,000	Enviri Corporation *	1,015,200	0.90%

Services - Skilled Nursing Care Facilities
10,000	The Ensign Group, Inc.	1,727,700	1.53%

Special Industry Machinery, NEC
12,000	Axcelis Technologies, Inc. *	1,171,680
40,000	Veeco Instruments, Inc. *	1,217,200
		2,388,880	2.13%

Steel Pipe & Tubes
18,000	ATI, Inc. *	1,464,120	1.30%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
15,600	Carpenter Technology Corporation	3,830,424	3.40%

Surgical & Medical Instruments & Apparatus
86,200	Globus Medical, Inc. - Class A *	4,936,674
110,000	Integra Lifesciences Holdings Company *	1,576,300
100,000	Orthofix Medical Inc.	1,464,000
100,000	Tactile Systems Technology *	1,384,000
		9,360,974	8.32%

Title Insurance
5,900	Fidelity National Financial, Inc.	356,891	0.32%

Wholesale - Computers & Peripheral Equipment & Software
10,000	TD SYNNEX Corporation	1,637,500	1.45%

Wholesale - Lumber & Other Construction Materials
42,000	Boise Cascade Company	3,247,440	2.88%

Wholesale - Medical, Dental & Hospital Equipment & Supplies
120,000	Owens & Minor, Inc. *	576,000	0.51%

Wood Household Furniture, (No Upholstered)
60,000	MasterBrand, Inc. *	790,200	0.70%

Total for Common Stocks (Cost $60,320,855)		108,235,507	96.14%

REAL ESTATE INVESTMENT TRUSTS
10,350	Mid-America Apartment Communities, Inc.	1,446,206	1.29%
Total for Real Estate Investment Trusts (Cost $1,225,246)

MONEY MARKET FUNDS
2,982,919	Goldman Sachs Financial Square Government Fund
	Institutional Class - 3.99% **	2,982,919	2.65%
Total for Money Market Funds (Cost $2,982,919)

Total Investment Securities		112,664,632	100.08%
	(Cost $64,529,020)

Liabilities in Excess of Other Assets		(85,566)	-0.08%

Net Assets		$112,579,065	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at September 30, 2025.